Income taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Apr. 01, 2022
Statements [Line Items]
Unused tax credits for which no deferred tax asset recognised	¥ 16,869	¥ 18,853
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	1,122,164	560,888
Undistributed earnings	6,002,407	5,092,442		¥ 4,170,417
Deferred tax expense (income) recognised in profit or loss	61,544
Remeasurement gain for the pre-owned equity interest	116,939
Deferred tax assets	499,550	393,107		300,924
Deferred tax liabilities	166,424	117,621		¥ 120,582
Tax expense (income)	288,168	262,723	¥ 229,097
Country of domicile [member]
Statements [Line Items]
Tax expense (income)	169,821	157,745	88,016
Foreign countries [member]
Statements [Line Items]
Tax expense (income)	¥ 118,347	104,978	¥ 141,081
No Expiration Period [Member]
Statements [Line Items]
Unused tax credits for which no deferred tax asset recognised		1,047
Unused tax credits [member]
Statements [Line Items]
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	As of March 31, 2023 and 2024, the expected expiration period of the tax credit carryforwards for which no deferred tax asset is recognized was mostly within 5 years except for the amount with no expiration period. The amount of tax credit carryforwards with no expiration date as of March 31, 2023 was 1,047 million yen.
Undistributed Earnings Of Foreign Subsidiaries And Corporate Joint Ventures [Member]
Statements [Line Items]
Undistributed earnings	¥ 17,955	8,974
Unrealised foreign exchange gains (losses) [member]
Statements [Line Items]
Deferred tax assets	275,810	181,037
Deferred tax liabilities	¥ 1,228,503	¥ 694,240